Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data [Table Text Block]

Summarized quarterly financial data has been recast to reflect the results from the Infrastructure Services and Energy Services Disposal Groups as discontinued operations as follows:

	Year Ended December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share amounts)
CenterPoint Energy
Revenues	$2,229	$1,658	$1,658	$2,019
Operating income	211	229	357	274
Income from continuing operations	143	151	251	137
Income from discontinued operations	26	44	19	20
Income available to common shareholders	140	165	241	128
Basic earnings per common share from continuing operations	0.23	0.24	0.44	0.21
Basic earnings per common share from discontinued operations	0.05	0.09	0.04	0.04
Basic earnings per common share (1)	0.28	0.33	0.48	0.25
Diluted earnings per common share from continuing operations	0.23	0.24	0.44	0.21
Diluted earnings per common share from discontinued operations	0.05	0.09	0.03	0.04
Diluted earnings per common share (1)	0.28	0.33	0.47	0.25
Houston Electric
Revenues	686	765	859	680
Operating income	81	169	269	99
Net income	27	100	185	44
CERC
Revenues	1,212	526	420	860
Operating income	160	27	18	105
Income (loss) from continuing operations	110	2	(10)	87
Income (loss) from discontinued operations	28	26	3	(34)
Net income (loss)	138	28	(7)	53

	Year Ended December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share amounts)
CenterPoint Energy
Revenues	$1,920	$1,369	$1,322	$1,666
Operating income	273	171	232	192
Income (loss) from continuing operations	182	(88)	163	139
Income (loss) from discontinued operations	(17)	13	(5)	(19)
Income (loss) available to common shareholders	165	(75)	153	90
Basic earnings (loss) per common share from continuing operations	0.42	(0.20)	0.36	0.22
Basic earnings (loss) per common share from discontinued operations	(0.04)	0.03	(0.01)	(0.04)
Basic earnings (loss) per common share (1)	0.38	(0.17)	0.35	0.18
Diluted earnings (loss) per common share from continuing operations	0.42	(0.20)	0.36	0.22
Diluted earnings (loss) per common share from discontinued operations	(0.04)	0.03	(0.01)	(0.04)
Diluted earnings (loss) per common share (1)	0.38	(0.17)	0.35	0.18
Houston Electric
Revenues	755	854	897	728
Operating income	119	181	227	98
Net income	52	101	143	40
CERC
Revenues	1,165	511	422	933
Operating income (loss)	153	6	(1)	101
Income (loss) from continuing operations	93	(20)	(36)	61
Income (loss) from discontinued operations	37	56	45	(28)
Income available to common shareholders	130	36	9	33

(1)
Quarterly earnings (loss) per common share are based on the weighted average number of shares outstanding during the quarter, and the sum of the quarters may not equal annual earnings (loss) per common share.